Employees - Summary of Charge to Operating Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Gross service cost	€ (128)	€ (186)	€ (228)
Employee contributions	11	12	13
Special termination benefits	(14)	(11)	(15)
Past service cost including (losses)/gains on curtailments	3	0	18
Settlements	2	1	1
Defined contribution plans	(222)	(212)	(190)
Post-employment benefit expense in profit or loss	(238)	(352)	(411)
Operating cost
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss	(348)	(396)	(401)
Finance income/(cost)
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss	€ 110	€ 44	€ (10)